Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 4:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 5:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 6:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At June 30, 2022 and December 31, 2021, the assets held in the Trust Account were held in mutual funds that invest in U.S Treasury Securities. All of the Company’s investments held in the Trust Account are classified as trading securities.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in	Significant Other	Significant Other
June 30, 2022		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,190,736	—	—

		Quoted Prices in	Significant Other	Significant Other
December 31, 2021		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,002,997	—	—

The Company utilized a Monte Carlo simulation model to value the Founder and Representative Shares at issuance. The estimated fair value of the shares is determined using Level 3 inputs. Inherent in a Monte Carlo pricing model are assumptions related to expected share-price volatility, expected term and risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity in line with the timing of the and likelihood of completing a business combination. The Ordinary Share price was assumed to fluctuate with the Company projected volatility based on comparable public companies. The term was simulated based on management’s assumptions regarding the timing and likelihood of completing a business combination.

The following table provides quantitative information for the founder share valuation.

At
September
1, 2021
Share Price	10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2021, the assets held in the Trust Account were held in treasury funds. All of the Company’s investments held in the Trust Account are classified as trading securities.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$125,002,997	—	—

The Company utilized a Monte Carlo simulation model to value the Founder and Representative Shares at issuance. The estimated fair value of the shares is determined using Level 3 inputs. Inherent in a Monte Carlo pricing model are assumptions related to expected share-price volatility, expected term and risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity in line with the timing of the and likelihood of completing a business combination. The common stock price was assumed to fluctuate with the Company projected volatility based on comparable public companies. The term was simulated based on managements assumptions regarding the timing and likelihood of completing a business combination.

The following table provides quantitative information the founder share valuation.

At
September
1, 2021
Share Price	10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%

Wag Labs, Inc.
Fair Value Measurements

6.Fair Value Measurements

The Company’s financial assets that are measured at fair value on a recurring basis, by level within the fair value hierarchy, are as follows (in thousands):

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$558	$—	$—	$558
Short-term investments
Money market funds	6,962	—	—	6,962
Total financial assets	$7,520	$—	$—	$7,520

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$620	$—	$—	$620
Short-term investments
Money market funds	217	—	—	217
Corporate bonds	—	2,554	—	2,554
Total financial assets	$837	$2,554	$—	$3,391

Unrealized gains and losses for the six months ended June 30, 2022 and 2021 are immaterial.

5.Fair Value Measurements

The Company’s financial assets that are measured at fair value on a recurring basis, by level within the fair value hierarchy, are as follows (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$620	$—	$—	$620
Short-Term investments
Money market funds	217	—	—	217
Corporate bonds	—	2,554	—	2,554
Total financial assets	$837	$2,554	$—	$3,391

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$1,163	$—	$—	$1,163
Short-Term investments
Money market funds	4,016	—	—	4,016
Commercial paper	—	8,098	—	8,098
Corporate bonds	—	3,426	—	3,426
U.S. government agency securities	—	818	—	818
Total financial assets	$5,179	$12,342	$—	$17,521

The following table summarizes the unrealized positions for available-for-sale securities, disaggregated by class of instrument (in thousands):

	December 31, 2021
		Gross	Gross
	Amortized	unrealized	unrealized
	cost basis	gains	losses	Fair value
Money market funds	$217	$—	$—	$217
Corporate bonds	2,553	1	—	2,554
Total financial assets	$2,770	$1	$—	$2,771

	December 31, 2020
	Amortized cost	Gross unrealized	Gross unrealized
	basis	gains	losses	Fair value
Money market funds	$4,016	$—	$—	$4,016
Commercial paper	8,097	1	—	8,098
Corporate bonds	3,426	—	—	3,426
U.S. government agency securities	818	—	—	818
Total financial assets	$16,357	$1	$—	$16,358